UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2006

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 6, 2007

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 55
Form 13 F Information Table Value Total: 197,465

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      893    11465 SH       SOLE                    11465
Agilent Technologies Inc       COM              00846U101     6134   176000 SH       SOLE                   176000
Amgen Inc                      COM              031162100     2687    39333 SH       SOLE                    39333
BP PLC - Spons ADR             COM              055622104     1271    18942 SH       SOLE                    18942
Barrick Gold Corp              COM              067901108      612    19945 SH       SOLE                    19945
BellSouth Corp                 COM              079860102      377     8000 SH       SOLE                     8000
Central Fund Canada CL A       COM              153501101     6074   650350 SH       SOLE                   650350
Christiana Bank & Trust/DE     COM              17081A103      244     9271 SH       SOLE                     9271
Cisco Systems Inc              COM              17275R102      426    15580 SH       SOLE                    15580
Citigroup Inc                  COM              172967101     6626   118965 SH       SOLE                   118965
Coca-Cola Co                   COM              191216100      709    14695 SH       SOLE                    14695
ConocoPhillips                 COM              20825C104     4945    68724 SH       SOLE                    68724
Delphi Financial Group-Cl A    COM              247131105     6794   167922 SH       SOLE                   167922
Dow Chemical                   COM              260543103     3966    99400 SH       SOLE                    99400
DuPont E I de Nemours & Co     COM              263534109     2519    51720 SH       SOLE                    51720
Duke Realty Corp               COM              264411505      765    18700 SH       SOLE                    18700
Emerson Electric Co            COM              291011104      304     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     3149    41093 SH       SOLE                    41093
General Electric Co            COM              369604103     8242   221508 SH       SOLE                   221508
Great Plains Energy Inc        COM              391164100     2771    87154 SH       SOLE                    87154
HRPT Properties Trust          COM              40426W101     5880   476100 SH       SOLE                   476100
Helmerich & Payne              COM              423452101     6775   276850 SH       SOLE                   276850
Hewlett Packard Co             COM              428236103    32480   788535 SH       SOLE                   788535
Home Depot Inc                 COM              437076102      382     9500 SH       SOLE                     9500
Hospitality Properties Trust   COM              44106M102      318     6700 SH       SOLE                     6700
Idearc Inc                     COM              451663108     3922   136906 SH       SOLE                   136906
Intel Corp                     COM              458140100     1222    60354 SH       SOLE                    60354
International Business Machine COM              459200101     5998    61744 SH       SOLE                    61744
J.P. Morgan Chase & Company    COM              46625H100      223     4610 SH       SOLE                     4610
Jetblue Airways Corp           COM              477143101     3554   250255 SH       SOLE                   250255
Johnson & Johnson              COM              478160104      812    12300 SH       SOLE                    12300
KeySpan Corporation            COM              49337w100     5511   133822 SH       SOLE                   133822
Lilly Eli & Co                 COM              532457108      232     4460 SH       SOLE                     4460
Lincare Holdings               COM              532791100     4705   118100 SH       SOLE                   118100
Merck & Co                     COM              589331107     4587   105200 SH       SOLE                   105200
NSTAR                          COM              67019E107     4213   122600 SH       SOLE                   122600
New Plan Excel Realty Trust    COM              648053106     5809   211400 SH       SOLE                   211400
Newmont Mining Corp            COM              651639106     9126   202132 SH       SOLE                   202132
Northrop Grumman Corp          COM              666807102     3172    46853 SH       SOLE                    46853
Pfizer Inc                     COM              717081103      441    17032 SH       SOLE                    17032
Procter & Gamble               COM              742718109     1788    27820 SH       SOLE                    27820
Rait Investment Trust          COM              749227104      472    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     3892    76230 SH       SOLE                    76230
Schering-Plough                COM              806605101      239    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     4275   168389 SH       SOLE                   168389
St Paul Travelers Cos Inc      COM              792860108     7211   134305 SH       SOLE                   134305
Supervalu Inc                  COM              868536103     4989   139540 SH       SOLE                   139540
Union Pacific Corp             COM              907818108      239     2600 SH       SOLE                     2600
Verigy Ltd                     COM              y93691106      382    21546 SH       SOLE                    21546
Verizon Communications         COM              92343V104     6787   182259 SH       SOLE                   182259
Wachovia Corp                  COM              929903102      355     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      919    21800 SH       SOLE                    21800
Windstream Corporation         COM              97381W104     5831   410025 SH       SOLE                   410025
Wyeth                          COM              983024100      615    12082 SH       SOLE                    12082
Xcel Energy Inc                COM              98389B100      601    26055 SH       SOLE                    26055